Shareholder Report, Line Graph (Details) 190408_GuidePath Growth and Income Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)									12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 30, 2018	Mar. 31, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name									GuidePath Growth and Income Fund
Accumulated Value	$ 16,732	$ 15,330	$ 12,869	$ 13,270	$ 12,298	$ 9,071	$ 10,012	$ 10,000	$ 18,910
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value	23,801	21,987	16,929	18,347	15,864	10,147	10,908	10,000	$ 28,039
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Accumulated Value	11,241	10,718	10,539	11,069	11,548	11,467	10,526	10,000	$ 11,730
MSCI USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI USA High Dividend Yield Index
Accumulated Value	$ 18,268	$ 16,925	$ 14,546	$ 14,994	$ 13,456	$ 9,665	$ 11,092	$ 10,000	$ 20,703